FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income, Nonoperating [Abstract]
Short-term interest income, commissions and other	$ 258	$ 46	$ 77
Gains in respect of marketable securities	397	115	666
Interest expenses in respect of long-term loans	1	225
Interest income in respect of deposits	1,415	1,944	773
Expenses related to taxes positions	(2,246)
Exchange rate differences and others, net	(814)	(274)	(327)
Financing income, net	$ (989)	$ 2,056	$ 1,189